AB Core Opportunities Fund, Inc.

Portfolio of Investments

February 29, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.8%
Information Technology – 20.8%
Communications Equipment – 3.2%
Arista Networks, Inc.(a)	10,476	$2,907,509
Motorola Solutions, Inc.	8,761	2,894,547

		5,802,056

IT Services – 0.6%
EPAM Systems, Inc.(a)	3,520	1,071,488

Semiconductors & Semiconductor Equipment – 7.8%
Broadcom, Inc.	820	1,066,402
Entegris, Inc.	7,960	1,069,506
NVIDIA Corp.	6,970	5,514,106
QUALCOMM, Inc.	23,865	3,765,658
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	21,409	2,754,696

		14,170,368

Software – 9.2%
Adobe, Inc.(a)	1,677	939,589
Cadence Design Systems, Inc.(a)	3,349	1,019,369
Fortinet, Inc.(a)	23,029	1,591,534
Manhattan Associates, Inc.(a)	2,984	755,937
Microsoft Corp.	27,409	11,337,459
Synopsys, Inc.(a)	1,797	1,030,993

		16,674,881

		37,718,793

Health Care – 17.5%
Biotechnology – 6.3%
Genmab A/S (Sponsored ADR)(a)	48,425	1,344,762
Regeneron Pharmaceuticals, Inc.(a)	3,369	3,254,757
United Therapeutics Corp.(a)	7,000	1,579,480
Vertex Pharmaceuticals, Inc.(a)	12,352	5,196,981

		11,375,980

Health Care Equipment & Supplies – 3.6%
GE Healthcare, Inc.(a)	33,610	3,067,921
IDEXX Laboratories, Inc.(a)	3,771	2,169,192
Intuitive Surgical, Inc.(a)	3,572	1,377,363

		6,614,476

Health Care Providers & Services – 6.2%
Cencora, Inc.	13,330	3,140,548
Elevance Health, Inc.	4,820	2,416,025
UnitedHealth Group, Inc.	11,734	5,791,902

		11,348,475

Health Care Technology – 0.5%
Veeva Systems, Inc. - Class A(a)	4,107	926,170

Company	Shares	U.S. $ Value

Pharmaceuticals – 0.9%
Eli Lilly & Co.	2,066	$1,557,103

		31,822,204

Financials – 13.2%
Banks – 3.7%
Bank OZK	51,010	2,234,238
JPMorgan Chase & Co.	24,288	4,519,025

		6,753,263

Financial Services – 7.9%
Berkshire Hathaway, Inc. - Class B(a)	9,558	3,913,045
Fiserv, Inc.(a)	29,820	4,451,232
Visa, Inc. - Class A	20,983	5,930,635

		14,294,912

Insurance – 1.6%
Axis Capital Holdings Ltd.	46,045	2,881,035

		23,929,210

Industrials – 12.9%
Aerospace & Defense – 1.8%
RTX Corp.	17,740	1,590,746
Textron, Inc.	18,099	1,612,078

		3,202,824

Building Products – 2.0%
Builders FirstSource, Inc.(a)	3,670	716,311
Otis Worldwide Corp.	31,280	2,980,984

		3,697,295

Commercial Services & Supplies – 2.4%
Copart, Inc.(a)	51,164	2,719,367
Veralto Corp.	19,010	1,642,844

		4,362,211

Electrical Equipment – 3.0%
Emerson Electric Co.	27,196	2,905,892
nVent Electric PLC	37,996	2,557,891

		5,463,783

Machinery – 2.3%
Oshkosh Corp.	14,770	1,637,402
PACCAR, Inc.	22,845	2,533,282

		4,170,684

Trading Companies & Distributors – 1.4%
Ferguson PLC	12,180	2,575,461

		23,472,258

Communication Services – 11.0%
Diversified Telecommunication Services – 1.5%
Comcast Corp. - Class A	64,479	2,762,925

Company	Shares	U.S. $ Value

Entertainment – 3.2%
Electronic Arts, Inc.	20,590	$2,871,893
Netflix, Inc.(a)	4,810	2,900,046

		5,771,939

Interactive Media & Services – 6.3%
Alphabet, Inc. - Class C(a)	33,879	4,735,607
Meta Platforms, Inc. - Class A	13,673	6,701,547

		11,437,154

		19,972,018

Consumer Discretionary – 8.3%
Broadline Retail – 3.6%
Amazon.com, Inc.(a)	37,440	6,617,894

Distributors – 0.8%
LKQ Corp.	27,250	1,424,903

Household Durables – 0.6%
DR Horton, Inc.	7,260	1,084,934

Specialty Retail – 1.7%
Ross Stores, Inc.	20,890	3,111,774

Textiles, Apparel & Luxury Goods – 1.6%
Lululemon Athletica, Inc.(a)	6,163	2,878,676

		15,118,181

Consumer Staples – 8.1%
Beverages – 3.6%
Monster Beverage Corp.(a)	109,353	6,462,762

Consumer Staples Distribution & Retail – 1.6%
Walmart, Inc.	51,180	2,999,660

Tobacco – 2.9%
Philip Morris International, Inc.	57,630	5,184,395

		14,646,817

Energy – 4.4%
Energy Equipment & Services – 1.1%
Cactus, Inc. - Class A	14,750	677,025
ChampionX Corp.	44,643	1,386,612

		2,063,637

Oil, Gas & Consumable Fuels – 3.3%
EOG Resources, Inc.	24,928	2,853,259
Phillips 66	21,611	3,079,783

		5,933,042

		7,996,679

Materials – 1.6%
Chemicals – 1.6%
Sherwin-Williams Co. (The)	9,030	2,998,231

Total Common Stocks (cost $126,941,041)		177,674,391

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 2.0%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(b) (c) (d) (cost $3,661,036)	3,661,036	$3,661,036

Total Investments – 99.8% (cost $130,602,077)(e)		181,335,427
Other assets less liabilities – 0.2%		435,385

Net Assets – 100.0%		$181,770,812

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $50,965,522 and gross unrealized depreciation of investments was $(232,172), resulting in net unrealized appreciation of $50,733,350.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Core Opportunities Fund, Inc.

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$177,674,391	$—	$—	$177,674,391
Short-Term Investments	3,661,036	—	—	3,661,036

Total Investments in Securities	181,335,427	—	—	181,335,427
Other Financial Instruments(b)	—	—	—	—

Total	$181,335,427	$—	$—	$181,335,427

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 29, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,282	$17,726	$21,347	$3,661	$76